Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

MVB Bank, Inc. 401(k) Retirement Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
EIN: 55-0755205 - Plan No. 001

		(c)
(a)	(b)	Description of investment, including
	Identity of issue, borrower,	maturity date, rate of interest,	(d)	(e)
	lessor, or similar party	collateral, par or maturity value	Cost**	Current value
*	Fidelity Investments	Fidelity 500 Index		$5,750,504
*	Fidelity Investments	Fidelity Advisor Freedom 2040 class I		5,189,983
*	Fidelity Investments	Fidelity Advisor Freedom 2045 class I		4,989,732
*	Fidelity Investments	Fidelity Advisor Freedom 2030 class I		3,120,284
*	Fidelity Investments	Fidelity Advisor Freedom 2055 class I		4,452,095
*	Fidelity Investments	Fidelity Advisor Freedom 2025 class I		3,564,715
*	Fidelity Investments	Fidelity Advisor Freedom 2050 class I		3,612,948
*	Fidelity Investments	Fidelity Advisor Freedom 2035 class I		2,814,378
*	Fidelity Investments	Fidelity Govt MMKT K6		1,609,435
	Oppenheimer	Harbor Capital App Inst		1,430,077
*	Fidelity Investments	Fidelity Midcap Index		1,400,851
*	Fidelity Investments	Fidelity Advisor Freedom 2020 class I		1,169,328
	Dodge & Cox	Dodge & Cox Stock		827,851
	American Funds	AF Europac Growth R6		773,136
*	Fidelity Investments	Fidelity Small Cap Index		656,156
	Dodge & Cox	Dodge & Cox Income		894,277
*	Fidelity Investments	Fidelity Advisor Freedom 2060 class I		952,969
*	Fidelity Investments	Fidelity Freedom Index 2065		785,837
	Pioneer	Pioneer Strategic Income Y		389,609
	Oppenheimer	I O Developing Markets R6		377,810
*	Fidelity Investments	Fidelity Advisor Freedom 2015 class I		318,343
*	Fidelity Investments	Fidelity Infl Pr Bd index		307,325
	DFA	DFA US Small Cap Value		192,753
	Conestoga	Conestoga Small Cap IS		189,147
*	MVB Financial Corp.	Common Stock		326,625
	DFA	DFA International Small Company I		292,563
*	Fidelity Investments	Fidelity Freedom Index Income Inv		80,829
*	Participant loans ***	Maturity through December 2030, interest rates ranging
		from 4.25% to 9.50%, collateralized by participant accounts		629,490

			$ -	$47,101,866

	*Party-in-interest
	**Cost information omitted for participant-directed investments.
	***The accompanying financial statements classify participant loans a notes receivable from participants.